Shareholders' Equity - Summary of Grants under Outstanding Stock Award Plans (Detail)	12 Months Ended
Dec. 31, 2023 shares
Employees
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	5,449,135
Number of shares waived (in shares)	(153,217)
Employees | 2020 CEO Special Bonus
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	0
Number of shares waived (in shares)	0
Employees | 2020 Employee Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	0
Number of shares waived (in shares)	(11,851)
Employees | 2021 Employee Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	0
Number of shares waived (in shares)	(32,571)
Employees | 2022 Employee Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	0
Number of shares waived (in shares)	(80,065)
Employees | 2023 Employee Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	5,449,135
Number of shares waived (in shares)	(28,730)
2011 | Supervisory board
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	172,500
Number of shares waived, supervisory board (in shares)	(30,000)
2012 | Supervisory board
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	180,000
Number of shares waived, supervisory board (in shares)	(22,500)
June 17, 2020 | Employees | 2020 CEO Special Bonus
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	16,000
Number of shares waived (in shares)	0
Number of shares lost on performance (in shares)	0
July 23, 2020 | Employees | 2020 Employee Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	7,437,580
Number of shares waived (in shares)	0
Number of shares lost on performance (in shares)	0
December 24, 2020 | Employees | 2020 Employee Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	562,350
Number of shares waived (in shares)	0
Number of shares lost on performance (in shares)	0
July 28, 2021 | Employees | 2021 Employee Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	6,327,205
Number of shares waived (in shares)	0
Number of shares lost on performance (in shares)	(920,263)
December 21, 2021 | Employees | 2021 Employee Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	213,270
Number of shares waived (in shares)	0
Number of shares lost on performance (in shares)	(60,483)
July 27, 2022 | Employees | 2022 Employee Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	6,243,670
Number of shares waived (in shares)	0
Number of shares lost on performance (in shares)	0
December 22, 2022 | Employees | 2022 Employee Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	287,675
Number of shares waived (in shares)	0
Number of shares lost on performance (in shares)	0
July 26, 2023 | Employees | 2023 Employee Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	5,154,115
Number of shares waived (in shares)	0
December 11, 2023 | Employees | 2023 Employee Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted in period (in shares)	295,020
Number of shares waived (in shares)	0